Vanguard® Value Index Fund
Schedule of Investments (unaudited)
As of September 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Basic Materials (2.2%)
	Air Products and Chemicals Inc.	1,663,469	426,031
	Freeport-McMoRan Inc.	11,015,572	358,337
	Newmont Corp.	5,996,423	325,606
	Dow Inc.	5,603,863	322,558
	International Flavors & Fragrances Inc.	1,868,880	249,907
	Nucor Corp.	2,203,645	217,037
	LyondellBasell Industries NV Class A	2,007,799	188,432
	International Paper Co.	2,932,335	163,976
	Avery Dennison Corp.	621,946	128,873
	Celanese Corp. Class A	833,639	125,579
	Eastman Chemical Co.	1,018,573	102,611
	Albemarle Corp.	438,759	96,075
	CF Industries Holdings Inc.	806,818	45,037
	FMC Corp.	482,349	44,164
	Westlake Chemical Corp.	120,103	10,946
			2,805,169
Consumer Discretionary (5.9%)
	Walmart Inc.	10,517,716	1,465,959
	Target Corp.	3,676,956	841,177
*	General Motors Co.	9,816,970	517,453
*	Ford Motor Co.	29,443,339	416,918
	eBay Inc.	4,633,889	322,843
*	Southwest Airlines Co.	4,440,236	228,361
*	Delta Air Lines Inc.	4,802,234	204,623
	DR Horton Inc.	2,419,093	203,131
	Lennar Corp. Class A	2,147,658	201,193
	Garmin Ltd.	1,154,466	179,473
	Best Buy Co. Inc.	1,691,483	178,807
	VF Corp.	2,651,340	177,613
	ViacomCBS Inc. Class B	4,316,962	170,563
*	Dollar Tree Inc.	1,687,733	161,550
*	CarMax Inc.	1,222,574	156,441
*	Carnival Corp.	6,210,837	155,333
	Darden Restaurants Inc.	977,852	148,115
	Genuine Parts Co.	1,074,609	130,275
	Omnicom Group Inc.	1,609,160	116,600
*	United Airlines Holdings Inc.	2,428,376	115,518
*	Las Vegas Sands Corp.	3,152,967	115,399
	Advance Auto Parts Inc.	472,751	98,753
	Fox Corp. Class A	2,393,027	95,984
	Whirlpool Corp.	470,550	95,926
*	LKQ Corp.	1,874,852	94,343

		Shares	Market Value ($000)
	News Corp. Class A	3,796,115	89,323
	Hasbro Inc.	981,299	87,552
	PulteGroup Inc.	1,850,245	84,963
	BorgWarner Inc. (XNYS)	1,799,562	77,759
	MGM Resorts International	1,536,707	66,309
	Bath & Body Works Inc.	943,450	59,466
*	Discovery Inc. Class C	2,354,066	57,133
*	Liberty Media Corp.- Liberty SiriusXM Class C	1,188,148	56,401
	Interpublic Group of Cos. Inc.	1,477,295	54,172
*	American Airlines Group Inc.	2,428,476	49,832
	Fox Corp. Class B	1,170,340	43,443
*,1	GameStop Corp. Class A	244,981	42,987
	Lear Corp.	224,172	35,078
	Aramark	957,707	31,470
*,1	Discovery Inc. Class A	1,205,130	30,586
*	Liberty Media Corp.- Liberty SiriusXM Class A	597,296	28,175
	ViacomCBS Inc. Class A	77,901	3,277
	Lennar Corp. Class B	15,603	1,211
	News Corp. Class B	27,910	648
*	Marriott International Inc. Class A	930	138
*,1	Endeavor Group Holdings Inc. Class A	4,293	123
*	Royal Caribbean Cruises Ltd.	758	67
*	QuantumScape Corp. Class A	446	11
			7,492,475
Consumer Staples (9.9%)
	Procter & Gamble Co.	18,219,434	2,547,077
	PepsiCo Inc.	10,375,268	1,560,544
	Coca-Cola Co.	29,163,682	1,530,218
	Philip Morris International Inc.	11,701,982	1,109,231
	CVS Health Corp.	9,908,925	840,871
	Altria Group Inc.	13,850,069	630,455
	Mondelez International Inc. Class A	10,500,184	610,901
	Kimberly-Clark Corp.	2,526,802	334,650
	Sysco Corp.	3,646,382	286,241
	General Mills Inc.	4,548,814	272,110
	Walgreens Boots Alliance Inc.	5,516,518	259,552
	Constellation Brands Inc. Class A	1,199,354	252,692
	Archer-Daniels-Midland Co.	4,197,225	251,876
	Corteva Inc.	5,510,956	231,901
	McKesson Corp.	1,160,488	231,378
	Kraft Heinz Co.	5,048,868	185,899
	Keurig Dr Pepper Inc.	5,318,692	181,687
	Tyson Foods Inc. Class A	2,212,223	174,633
	Kroger Co.	4,045,744	163,570
	Clorox Co.	925,519	153,275
	AmerisourceBergen Corp. Class A	1,091,179	130,341
	Kellogg Co.	1,917,823	122,587
	Conagra Brands Inc.	3,603,876	122,063
	J M Smucker Co.	772,342	92,704
	Hormel Foods Corp.	2,033,484	83,373
	McCormick & Co. Inc.	933,986	75,681
	Campbell Soup Co.	1,477,657	61,781
	Molson Coors Beverage Co. Class B	677,213	31,409
*	Olaplex Holdings Inc.	33,514	821
			12,529,521
Energy (5.4%)
	Exxon Mobil Corp.	31,787,327	1,869,731

		Shares	Market Value ($000)
	Chevron Corp.	14,520,590	1,473,114
	ConocoPhillips	10,061,754	681,885
	EOG Resources Inc.	4,381,018	351,664
	Schlumberger NV	10,492,716	311,004
	Marathon Petroleum Corp.	4,788,797	295,995
	Kinder Morgan Inc.	14,455,932	241,848
	Williams Cos. Inc.	9,116,104	236,472
	Phillips 66	3,286,327	230,141
	Valero Energy Corp.	3,067,452	216,470
	Occidental Petroleum Corp.	6,655,819	196,879
	ONEOK Inc.	3,343,664	193,899
	Hess Corp.	2,090,218	163,267
	Baker Hughes Co. Class A	5,905,077	146,033
	Halliburton Co.	6,347,225	137,227
	Devon Energy Corp.	2,539,870	90,191
	DTE Midstream LLC	345	16
			6,835,836
Financials (22.0%)
	JPMorgan Chase & Co.	22,430,318	3,671,619
*	Berkshire Hathaway Inc. Class B	13,297,762	3,629,491
	Bank of America Corp.	56,855,249	2,413,505
	Wells Fargo & Co.	30,829,492	1,430,797
	Citigroup Inc.	15,217,571	1,067,969
	Morgan Stanley	10,961,195	1,066,634
	Goldman Sachs Group Inc.	2,531,700	957,059
	BlackRock Inc.	1,028,687	862,719
	Charles Schwab Corp.	11,544,909	840,931
	PNC Financial Services Group Inc.	3,192,201	624,522
	Blackstone Inc.	5,147,146	598,819
	U.S. Bancorp	10,023,132	595,775
	Truist Financial Corp.	10,027,186	588,094
	Marsh & McLennan Cos. Inc.	3,805,878	576,324
	CME Group Inc.	2,694,963	521,152
	Intercontinental Exchange Inc.	4,229,760	485,661
	Chubb Ltd.	2,798,505	485,485
	Progressive Corp.	4,391,861	396,980
	American International Group Inc.	6,431,712	353,037
	T Rowe Price Group Inc.	1,702,969	334,974
	Prudential Financial Inc.	2,896,666	304,729
	Bank of New York Mellon Corp.	5,829,914	302,223
	MetLife Inc.	4,822,836	297,714
	Travelers Cos. Inc.	1,872,215	284,595
	Allstate Corp.	2,218,799	282,475
	Discover Financial Services	2,247,288	276,079
	KKR & Co. Inc.	4,156,591	253,053
	Aflac Inc.	4,530,360	236,168
	Arthur J Gallagher & Co.	1,551,361	230,610
	Ameriprise Financial Inc.	853,595	225,452
	Willis Towers Watson plc	968,242	225,078
	State Street Corp.	2,603,616	220,578
	Fifth Third Bancorp	5,182,631	219,951
	Hartford Financial Services Group Inc.	2,605,111	183,009
	Huntington Bancshares Inc.	11,078,731	171,277
	Nasdaq Inc.	878,485	169,565
	Northern Trust Corp.	1,485,651	160,168
	KeyCorp.	7,175,614	155,137
	Regions Financial Corp.	7,161,965	152,621
	Citizens Financial Group Inc.	3,196,899	150,190

		Shares	Market Value ($000)
	M&T Bank Corp.	965,459	144,182
	Ally Financial Inc.	2,705,855	138,134
	Cincinnati Financial Corp.	1,148,963	131,235
	Principal Financial Group Inc.	2,013,736	129,685
	Raymond James Financial Inc.	1,390,044	128,273
*	Arch Capital Group Ltd.	2,823,833	107,814
	Cboe Global Markets Inc.	800,152	99,107
	Fidelity National Financial Inc.	2,033,901	92,217
	Equitable Holdings Inc.	3,096,277	91,774
	Annaly Capital Management Inc.	10,848,350	91,343
	Loews Corp.	1,641,578	88,530
	Everest Re Group Ltd.	299,184	75,029
	W R Berkley Corp.	999,205	73,122
	Franklin Resources Inc.	2,264,131	67,290
*	Markel Corp.	51,980	62,123
	Globe Life Inc.	687,167	61,178
	Lincoln National Corp.	669,864	46,053
*,1	Lucid Group Inc.	1,516,630	38,492
*	Alleghany Corp.	49,416	30,856
	Interactive Brokers Group Inc. Class A	331,583	20,671
	Rocket Cos. Inc. Class A	1,035,892	16,616
*	Berkshire Hathaway Inc. Class A	14	5,759
[1]	UWM Holdings Corp.	604,430	4,201
	AGNC Investment Corp.	1,845	29
			27,745,932
Health Care (18.3%)
	Johnson & Johnson	19,759,588	3,191,174
	UnitedHealth Group Inc.	7,078,887	2,766,004
	Pfizer Inc.	42,092,512	1,810,399
	Abbott Laboratories	13,309,720	1,572,277
	Eli Lilly & Co.	6,463,297	1,493,345
	AbbVie Inc.	13,265,914	1,430,994
	Merck & Co. Inc.	19,002,981	1,427,314
	Medtronic plc	10,095,324	1,265,449
	Bristol-Myers Squibb Co.	16,684,550	987,225
	Amgen Inc.	4,263,890	906,716
	Danaher Corp.	2,410,590	733,880
	Anthem Inc.	1,831,110	682,638
	Gilead Sciences Inc.	9,416,809	657,764
	Becton Dickinson and Co.	2,156,813	530,188
	Cigna Corp.	2,552,090	510,826
	HCA Healthcare Inc.	1,921,854	466,472
	Humana Inc.	964,239	375,234
*	Biogen Inc.	1,118,242	316,451
*	Centene Corp.	4,372,845	272,472
	Zimmer Biomet Holdings Inc.	1,567,017	229,349
*	Laboratory Corp. of America Holdings	723,429	203,602
	Baxter International Inc.	1,875,609	150,855
*	Hologic Inc.	1,902,052	140,391
	Quest Diagnostics Inc.	916,853	133,228
	Viatris Inc.	9,074,541	122,960
	Cardinal Health Inc.	2,179,013	107,774
*	Elanco Animal Health Inc. (XNYS)	3,372,005	107,533
	DENTSPLY SIRONA Inc.	1,639,883	95,195
	Royalty Pharma plc Class A	2,562,939	92,625
*	Henry Schein Inc.	1,048,087	79,822
	Cerner Corp.	1,107,917	78,130
	STERIS plc	374,259	76,454

		Shares	Market Value ($000)
	Universal Health Services Inc. Class B	540,913	74,846
*	DaVita Inc.	471,850	54,857
*	agilon health Inc.	293,145	7,683
			23,152,126
Industrials (14.1%)
	Honeywell International Inc.	5,184,946	1,100,660
	Raytheon Technologies Corp.	11,321,898	973,230
	General Electric Co.	8,244,021	849,381
	Caterpillar Inc.	4,111,907	789,363
	3M Co.	4,345,266	762,247
	American Express Co.	4,471,090	749,042
	Deere & Co.	2,096,090	702,337
	Lockheed Martin Corp.	1,767,202	609,861
	Capital One Financial Corp.	3,352,549	543,012
	CSX Corp.	16,916,960	503,110
	United Parcel Service Inc. Class B	2,732,414	497,573
	Union Pacific Corp.	2,448,693	479,968
	Eaton Corp. plc	2,990,971	446,582
	Norfolk Southern Corp.	1,853,191	443,376
	Illinois Tool Works Inc.	2,130,084	440,139
	Emerson Electric Co.	4,485,610	422,544
	FedEx Corp.	1,800,660	394,867
	Northrop Grumman Corp.	1,081,229	389,405
	Johnson Controls International plc	5,344,394	363,846
	General Dynamics Corp.	1,782,870	349,496
	Carrier Global Corp.	6,510,925	337,005
	L3Harris Technologies Inc.	1,510,061	332,576
	Trane Technologies plc	1,782,934	307,824
	Fidelity National Information Services Inc.	2,320,710	282,384
	Parker-Hannifin Corp.	968,706	270,870
	DuPont de Nemours Inc.	3,924,779	266,846
	Otis Worldwide Corp.	3,202,273	263,483
	PPG Industries Inc.	1,780,969	254,696
*	TransDigm Group Inc.	392,921	245,407
	Cummins Inc.	1,077,535	241,971
	AMETEK Inc.	1,734,179	215,056
	Stanley Black & Decker Inc.	1,222,781	214,366
	Synchrony Financial	4,274,980	208,961
	PACCAR Inc.	2,605,006	205,587
*	United Rentals Inc.	543,218	190,631
	Fortive Corp.	2,554,682	180,284
	Dover Corp.	1,080,167	167,966
	Xylem Inc.	1,351,760	167,186
*	Ingersoll Rand Inc.	2,995,038	150,980
	WW Grainger Inc.	332,110	130,539
	Jacobs Engineering Group Inc.	977,876	129,598
	Textron Inc.	1,681,633	117,395
	Westinghouse Air Brake Technologies Corp.	1,347,567	116,174
	Ball Corp.	1,225,414	110,251
	Masco Corp.	1,853,868	102,982
	Westrock Co.	2,003,470	99,833
	Crown Holdings Inc.	985,854	99,354
	Packaging Corp. of America	712,679	97,951
	Fortune Brands Home & Security Inc.	1,034,656	92,519
	CH Robinson Worldwide Inc.	988,174	85,971
	Snap-on Inc.	404,925	84,609
	Martin Marietta Materials Inc.	233,932	79,930
	Western Union Co.	3,048,922	61,649

		Shares	Market Value ($000)
	Hubbell Inc. Class B	204,058	36,867
*	Mohawk Industries Inc.	207,280	36,771
*	XPO Logistics Inc.	365,481	29,085
*,1	Marqeta Inc. Class A	475,048	10,508
			17,836,104
Real Estate (3.1%)
	Prologis Inc.	5,555,983	696,887
	Simon Property Group Inc.	2,465,694	320,466
	Welltower Inc.	3,170,669	261,263
*	CBRE Group Inc. Class A	2,393,428	233,024
	AvalonBay Communities Inc.	1,047,558	232,181
	Equity Residential	2,669,101	215,984
	Weyerhaeuser Co.	5,626,144	200,122
	Extra Space Storage Inc.	1,003,964	168,656
	Ventas Inc.	2,968,655	163,899
	Mid-America Apartment Communities Inc.	870,449	162,556
	Essex Property Trust Inc.	487,908	156,004
	Duke Realty Corp.	2,838,970	135,902
	Healthpeak Properties Inc.	4,043,626	135,381
	Boston Properties Inc.	1,054,474	114,252
	Camden Property Trust	754,468	111,261
	Alexandria Real Estate Equities Inc.	574,493	109,768
	WP Carey Inc.	1,421,154	103,801
	Realty Income Corp.	1,460,659	94,738
	Iron Mountain Inc.	2,171,750	94,363
	UDR Inc.	1,113,390	58,987
*	Host Hotels & Resorts Inc.	2,678,243	43,736
	Regency Centers Corp.	636,857	42,880
	VEREIT Inc.	859,363	38,869
			3,894,980
Technology (7.1%)
	Intel Corp.	30,455,313	1,622,659
	Broadcom Inc.	2,925,845	1,418,830
	Oracle Corp.	12,577,382	1,095,867
	International Business Machines Corp.	6,450,121	896,115
	Analog Devices Inc.	4,038,075	676,297
	QUALCOMM Inc.	4,231,991	545,842
	TE Connectivity Ltd.	2,466,485	338,451
	Cognizant Technology Solutions Corp. Class A	3,943,979	292,683
	HP Inc.	9,014,038	246,624
	Corning Inc.	5,767,314	210,449
*	Dell Technologies Class C	1,978,878	205,882
	CDW Corp.	1,031,721	187,794
	NetApp Inc.	1,680,790	150,868
	Hewlett Packard Enterprise Co.	9,799,574	139,644
*	Qorvo Inc.	834,054	139,445
	Seagate Technology Holdings plc	1,536,872	126,823
*	Western Digital Corp.	2,184,533	123,295
	NortonLifeLock Inc.	4,146,238	104,900
	Citrix Systems Inc.	931,715	100,038
*,1	UiPath Inc. Class A	1,757,827	92,479
*	ON Semiconductor Corp.	1,615,161	73,926
	Leidos Holdings Inc.	531,172	51,062
*	F5 Networks Inc.	226,138	44,952
*,1	VMware Inc. Class A	292,978	43,566
*	Toast Inc. Class A	832	42
			8,928,533

		Shares	Market Value ($000)
Telecommunications (5.9%)
	Comcast Corp. Class A	34,386,049	1,923,212
	Verizon Communications Inc.	29,525,245	1,594,659
	Cisco Systems Inc.	28,473,753	1,549,826
	AT&T Inc.	53,598,911	1,447,707
*	T-Mobile U.S. Inc.	4,214,175	538,403
	Motorola Solutions Inc.	635,123	147,552
	Lumen Technologies Inc.	8,292,248	102,741
*	DISH Network Corp. Class A	1,846,552	80,251
	Juniper Networks Inc.	1,218,579	33,535
*	Liberty Broadband Corp. Class C	539	93
*	Liberty Broadband Corp. Class A	55	9
			7,417,988
Utilities (5.8%)
	NextEra Energy Inc.	14,304,028	1,123,152
	Duke Energy Corp.	5,777,045	563,782
	Southern Co.	7,961,817	493,394
	Waste Management Inc.	3,164,254	472,613
	Dominion Energy Inc.	6,075,435	443,628
	Exelon Corp.	7,329,396	354,303
	American Electric Power Co. Inc.	3,753,763	304,730
	Sempra Energy	2,364,178	299,068
	Xcel Energy Inc.	4,040,347	252,522
	Public Service Enterprise Group Inc.	3,793,399	231,018
	American Water Works Co. Inc.	1,361,870	230,210
	Eversource Energy	2,578,579	210,825
	WEC Energy Group Inc.	2,366,682	208,741
	Consolidated Edison Inc.	2,652,211	192,524
	Republic Services Inc. Class A	1,553,053	186,460
	PPL Corp.	5,773,405	160,962
	Edison International	2,848,865	158,027
	Ameren Corp.	1,916,376	155,226
	Entergy Corp.	1,507,884	149,748
	DTE Energy Co.	1,308,356	146,156
	FirstEnergy Corp.	4,083,116	145,441
*	PG&E Corp.	14,782,098	141,908
	CMS Energy Corp.	2,173,252	129,808
	CenterPoint Energy Inc.	4,625,059	113,776
	AES Corp.	4,750,487	108,454
	Evergy Inc.	1,703,211	105,940
	Alliant Energy Corp.	1,877,665	105,112
	NiSource Inc.	2,943,530	71,322
	Vistra Corp.	3,620,337	61,908
	NRG Energy Inc.	918,265	37,493
	Avangrid Inc.	581,328	28,253
	Pinnacle West Capital Corp.	414	30
			7,386,534
Total Common Stocks (Cost $93,533,880)			126,025,198

		Shares	Market Value ($000)
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2,3]	Vanguard Market Liquidity Fund, 0.068% (Cost $206,061)	2,060,714	206,071
Total Investments (99.9%) (Cost $93,739,941)			126,231,269
Other Assets and Liabilities—Net (0.1%)			110,833
Net Assets (100%)			126,342,102
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $77,659,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $80,174,000 was received for securities on loan, of which $79,263,000 is held in Vanguard Market Liquidity Fund and $911,000 is held in cash.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2021	743	159,661	(3,306)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid) (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
International Business Machines Corp.	8/31/22	BOANA	38,900	(0.050)[1]	—	(2)
Kroger Co.	1/31/22	GSI	41,100	(0.084)[2]	—	(671)
NextEra Energy Inc.	8/31/22	BOANA	33,371	(0.050)[1]	162	—
					162	(673)
1	Based on USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
2	Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BOANA—Bank of America, N.A.
GSI—Goldman Sachs International.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.

D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of September 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	126,025,198	—	—	126,025,198
Temporary Cash Investments	206,071	—	—	206,071
Total	126,231,269	—	—	126,231,269
Derivative Financial Instruments
Assets
Swap Contracts	—	162	—	162
Liabilities
Futures Contracts[1]	3,306	—	—	3,306
Swap Contracts	—	673	—	673
Total	3,306	673	—	3,979
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.